Reporting entity and going concern (Tables)	9 Months Ended
Sep. 30, 2026
Reporting entity and going concern [Abstract]
Schedule of subsidiary

The condensed interim consolidated financial statements include the financial statements of the Company and its subsidiary that is listed in the following table:

		% Ownership
	Country of incorporation	September 30, 2026	December 31, 2025
Potassio do Brasil Ltda.	Brazil	100%	100%